DESCRIPTION OF BUSINESS AND ORGANIZATION - Disposal of subsidiary (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 08, 2022	Nov. 29, 2021	Dec. 31, 2024	Sep. 27, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Term of the debt instrument	5 years	1 year
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]			Investment Income, Net
Subsidiary | Non discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interest disposed				80.00%
Cash consideration				$ 12,157
Cash				5,276
Accounts receivable				865
Prepayments and other current assets				2,710
Amounts due from the Company and its subsidiaries				4,035
Property, equipment and software, net				8,494
Operating lease right-of-use assets				9,689
Accounts payable				(1,062)
Accrued expenses and other current liabilities				(6,290)
Operating lease liabilities				(9,758)
Net assets				$ 13,959
Gain on disposal			$ 990
Remaining equity interest			20.00%